Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Research and development	$ 1,968	$ 2,110	$ 14,084	$ 5,288
General and administrative	2,773	2,580	6,514	7,292
Loss on impairment of goodwill	0	0	0	3,058
Total operating expenses	4,741	4,690	20,598	15,638
Operating loss	(4,741)	(4,690)	(20,598)	(15,638)
Gain on debt extinguishment	71	0	14,591	0
Change in fair value of common stock warrant liability	2,166	0	2,166	0
Interest income	12	112	62	264
Interest expense	(51)	(13)	(174)	(38)
Other income, net	(446)	166	(530)	275
Total other income, net	1,752	265	16,115	501
Loss before income taxes	(2,989)	(4,425)	(4,483)	(15,137)
Deferred income tax benefit	240	0	(71)	0
Net loss	(2,749)	(4,425)	(4,554)	(15,137)
Extinguishment of Series B Preferred Stock	572	0	572	0
Deemed dividend on Series C Preferred Stock	(1,573)	0	(1,573)	0
Net loss attributable to common stockholders	$ (3,750)	$ (4,425)	$ (5,555)	$ (15,137)
Net loss per common share
Basic and diluted (in dollars per share)	$ (4.23)	$ (15.47)	$ (8.64)	$ (80.95)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	887	286	643	187